FAIR VALUE ELECTIONS - Certain Structured and Non-Structed Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 23,100,000,000	$ 22,600,000,000
Excluding Consolidated VIE's
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value	(151,000,000)	(866,000,000)
Long-term debt | Carrying amount | Excluding Consolidated VIE's
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	26,180,000,000	25,968,000,000
Short-term borrowings
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value	31,000,000	(38,000,000)
Short-term borrowings | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	1,496,000,000	3,692,000,000
Interest Rate Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	10,900,000,000	9,800,000,000
Foreign Exchange Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	300,000,000	500,000,000
Equity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	8,000,000,000	7,000,000,000
Commodity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	1,400,000,000	1,800,000,000
Credit Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 2,500,000,000	$ 3,500,000,000